NOTE 13 - INCOME TAXES	28 Months Ended
Mar. 31, 2013
Schedule of Investments [Abstract]
NOTE 13 - INCOME TAXES

NOTE 13 – INCOME TAXES

The Company uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes.

During the three months ended March 31, 2013 and the years ended December 31, 2012 and 2011, the Company incurred net losses, and, therefore, had no tax liability. The net deferred asset generated by the loss carry-forward has been fully reserved. The cumulative net operating loss carry-forward is approximately $2,465,962, $2,287,301 and $54,157, respectively as of March 31, 2013, December 31, 2012 and 2011, and will expire in years 2020 through 2032.

Deferred tax assets consist of the tax effect of NOL carry-forwards. The Company has provided a full valuation allowance on the deferred tax assets because of the uncertainty regarding its realizability.

As of March 31, 2013, December 31, 2012 and 2011, deferred tax assets consisted of the following:

		December 31,
	March 31, 2013	2012	2011
	(Unaudited)
Net operating loss carryforwards	$863,087	$800,556	$18,955
Valuation allowance	(863,087)	(800,556)	(18,955)
	$—	$—	$—